Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Banking and Thrift [Abstract]
Checking accounts	$ 1,036	$ 1,259	$ 936
Passbook and statement accounts	660	607	566
Insured money market accounts	3,631	4,574	4,280
Certificate accounts	46,273	52,636	62,669
Interest expense on customer accounts, gross	51,600	59,076	68,451
Less early withdrawal penalties	(546)	(552)	(548)
Interest expense on customer accounts	$ 51,054	$ 58,524	$ 67,903
Weighted average interest rate at end of year	0.48%	0.51%	0.69%
Weighted daily average interest rate during the year	0.48%	0.57%	0.75%